Stockholders' Equity (Deficit) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Schedule of warrants to purchase shares of common stock
Outstanding	5,451
Class of Warrant or Right Issued Date One [Member]
Schedule of warrants to purchase shares of common stock
Date Issued	Dec. 18, 2009
Expiration Date	Dec. 18, 2014
Exercise price of common stock Warrants adjusted	$ 2.13
Outstanding	42
Class of Warrant or Right Issued Date Two [Member]
Schedule of warrants to purchase shares of common stock
Date Issued	Apr. 13, 2012
Expiration Date	Apr. 13, 2018
Exercise price of common stock Warrants adjusted	$ 1.15
Outstanding	5,409